Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	$ 187,198	$ (90,936)	$ 505,053
Adjustments to reconcile net income (loss) to cash flows from operating activities
Depreciation	242,966	224,851	221,058
Amortization	23,277	24,305	26,330
Tax expense	15,122	61,056	80,245
Interest expense	258,261	237,786	200,144
Interest income	(20,268)	(12,415)	(6,024)
(Gain) loss on foreign exchange	(163,840)	259,079	(223,898)
Loss (gain) on changes in fair value of financial instruments	49,672	18,205	(60,306)
Share-based compensation	16,035	29,505	2,856
Loss on disposal of assets	862	353	269
Loss on refinancing	151,919
Other	(100,078)	(91,580)	(49,040)
Income taxes paid, net of income taxes received	(95,455)	(106,308)	(62,991)
Interest paid, net of capitalized interest and interest received	(176,112)	(176,417)	(195,248)
Operating assets and liabilities	(13,942)	88,813	48,252
Net cash from operating activities	375,617	466,297	486,700
Cash flows used in investing activities
Satellite programs, including capitalized interest	(3,668)	(67,387)	(135,986)
Purchase of property and other equipment	(8,345)	(15,997)	(10,616)
Purchase of intangible assets	(27,597)	(19,923)	(18,011)
Net cash used in investing activities	(39,610)	(103,307)	(164,613)
Cash flows used in financing activities
Repayment of indebtedness	(3,743,465)	(94,951)	(31,620)
Proceeds from indebtedness	3,786,082
Payment of early redemption premium	(43,940)
Payment of debt issue costs	(28,082)	(10,190)	(42,867)
Return of capital to shareholders			(506,135)
Payments of principal on lease liabilities	(1,252)	(29)	(30)
Satellite performance incentive payments	(9,644)	(9,037)	(8,436)
Settlement of derivatives			207
Proceeds from exercise of stock options			77
Dividends paid on Director Voting preferred shares	(20)		(10)
Net cash used in financing activities	(40,321)	(114,207)	(588,814)
Effect of changes in exchange rates on cash and cash equivalents	(36,897)	40,605	(36,634)
Increase (decrease) in cash and cash equivalents	258,789	289,388	(303,361)
Cash and cash equivalents, beginning of year	768,433	479,045	782,406
Cash and cash equivalents, end of year	$ 1,027,222	$ 768,433	$ 479,045